Other Assets	6 Months Ended
Apr. 30, 2020
Text Block [Abstract]
Other Assets

NOTE 10: OTHER ASSETS

Other Assets

(millions of Canadian dollars)		As at

	April 30 2020	October 31 2019
Accounts receivable and other items	$10,435	$9,069
Accrued interest	2,385	2,479
Current income tax receivable	3,140	2,468
Defined benefit asset	13	13
Insurance-related assets, excluding investments	1,717	1,761
Prepaid expenses	1,231	1,297

Cheques and items in transit	1,333	–
Total	$20,254	$17,087